SECURED BORROWINGS, Other Aircraft Secured Borrowings (Details) - Secured Borrowings [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Aircraft Loan	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,562,910	$ 1,717,483
Other Aircraft Secured Borrowings [Member]
Secured Borrowings [Abstract]
Number of loans denominated in Euros | Loan	1
Principal amount outstanding	$ 577,569	$ 673,463
Number of aircraft serving as security | Aircraft	13
Recourse debt	$ 294,700
Maturity date, range start date	Dec. 31, 2020
Maturity date, range end date	Jun. 30, 2028
Other Aircraft Secured Borrowing Scheduled to Mature December 2020 [Member]
Secured Borrowings [Abstract]
Balloon principal payment	$ 10,600